Condensed Consolidated Balance Sheet (Unaudited) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and balances at central banks	£ 40,534	£ 32,599
Derivative financial instruments	2,224	982
Other financial assets at fair value through profit or loss	328	349
Loans and advances to banks	1,395	1,154
Loans and advances to customers	244,171	205,966
Reverse repurchase agreements - non-trading	10,725	17,678
Other financial assets at amortised cost	5,738	3,987
Macro hedge of interest rate risk	(385)	(79)
Financial assets at fair value through other comprehensive income	5,561	5,216
Interests in other entities	311	293
Intangible assets	2,500	1,511
Property, plant and equipment	1,670	1,532
Current tax assets	494	370
Retirement benefit assets	560	524
Other assets	3,030	1,848
Assets held for sale	18	18
Total assets	318,874	273,948
Liabilities
Deposits by banks	8,007	6,737
Deposits by customers	230,055	192,331
Repurchase agreements - non-trading	5,938	9,029
Derivative financial instruments	1,022	711
Other financial liabilities at fair value through profit or loss	1,742	1,250
Debt securities in issue	48,217	42,873
Macro hedge of interest rate risk	18	60
Other liabilities	2,522	2,244
Provisions	955	688
Deferred tax liabilities	428	446
Retirement benefit obligations	21	22
Subordinated liabilities	2,552	2,032
Total liabilities	301,477	258,423
Equity
Share capital	8,660	7,060
Other equity instruments	2,300	2,100
Other reserves	6	206
Retained earnings	6,431	6,159
Total equity	17,397	15,525
Total liabilities and equity	£ 318,874	£ 273,948